Investment Objectives and Goals - Man Active Global Infrastructure ETF	Sep. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Man Active Global Infrastructure ETF Summary
Objective [Heading]	Risk/Return Summary: Investment Objective
Objective, Primary [Text Block]	Man Active Global Infrastructure ETF (the “Fund”) seeks to provide long term capital growth.